UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
7/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (28.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)

Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 8/1/46			$4,000,000	$4,251,875

				4,251,875
U.S. Government Agency Mortgage Obligations (28.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 8/1/43			794,944	852,266
3.00%, 3/1/43			743,909	776,136

Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38			768,363	870,369
5.50%, TBA, 8/1/46			2,000,000	2,245,625
4.50%, TBA, 8/1/46			2,000,000	2,180,781
3.50%, with due dates from 7/1/43 to 11/1/45			1,722,868	1,837,189
3.50%, TBA, 9/1/46			36,000,000	37,971,562
3.50%, TBA, 8/1/46			36,000,000	38,022,188
3.00%, TBA, 9/1/46			75,000,000	77,891,603
3.00%, TBA, 8/1/46			138,000,000	143,617,028
2.50%, TBA, 8/1/46			16,000,000	16,245,000

				322,509,747

Total U.S. government and agency mortgage obligations (cost $325,728,555)				$326,761,622

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.00%, February 15, 2025(i)			$97,000	$102,530

Total U.S. treasury obligations (cost $102,530)				$102,530

COMMON STOCKS (25.1%)(a)
			Shares	Value

Basic materials (1.2%)

Ashland, Inc.			2,900	$328,396

Bemis Co., Inc.			8,200	418,528

Braskem SA Class A (Preference) (Brazil)			214,700	1,227,652

China Lesso Group Holdings, Ltd. (China)			1,224,000	692,586

China Railway Construction Corp., Ltd. (China)(NON)			1,250,500	1,498,975

Hyosung Corp. (South Korea)			13,629	1,691,230

IRPC PCL (Thailand)			4,433,800	527,015

Lee & Man Paper Manufacturing, Ltd. (China)			259,000	199,631

Lotte Chemical Corp. (South Korea)			936	253,605

Novolipetsk Steel OJSC GDR (Russia)			88,004	1,271,658

PTT Global Chemical PCL (Thailand)			965,200	1,676,560

Reliance Steel & Aluminum Co.			5,300	415,732

Sappi, Ltd. (South Africa)(NON)			81,087	412,525

Sherwin-Williams Co. (The)			4,100	1,228,893

Siam Cement PCL (The) (Thailand)			34,850	512,294

Sinopec Shanghai Petrochemical Co., Ltd. (China)			2,622,000	1,277,475

Sonoco Products Co.			6,900	351,417

				13,984,172
Capital goods (1.6%)

Allison Transmission Holdings, Inc.			24,300	700,326

Avery Dennison Corp.			16,000	1,246,240

Berry Plastics Group, Inc.(NON)			8,200	336,200

BWX Technologies, Inc.			9,300	342,333

Carlisle Cos., Inc.			2,700	278,883

China Communications Construction Co., Ltd. (China)(NON)			626,000	684,224

China Railway Group, Ltd. (China)(NON)			2,070,000	1,558,156

Crown Holdings, Inc.(NON)			8,800	466,136

General Dynamics Corp.			10,600	1,557,034

Honeywell International, Inc.			23,500	2,733,755

Northrop Grumman Corp.			13,900	3,011,157

Raytheon Co.			22,400	3,125,472

Waste Management, Inc.			35,400	2,340,648

				18,380,564
Communication services (1.9%)

AT&T, Inc.			31,000	1,341,990

China Mobile, Ltd. (China)			43,000	530,129

Comcast Corp. Class A			19,500	1,311,375

DISH Network Corp. Class A(NON)			169,679	9,064,252

Juniper Networks, Inc.			78,200	1,774,358

KT Corp. (South Korea)			1,023	28,996

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			6,287,500	2,030,471

Telkom SA SOC, Ltd. (South Africa)			244,372	1,134,080

Verizon Communications, Inc.			81,796	4,532,316

				21,747,967
Consumer cyclicals (2.9%)

Alfa SAB de CV (Mexico)			248,571	405,668

Aramark			6,200	222,270

Automatic Data Processing, Inc.			32,500	2,890,875

AutoZone, Inc.(NON)			3,000	2,441,910

Carter's, Inc.			3,500	354,375

CBS Corp. Class B (non-voting shares)			21,000	1,096,620

China Dongxiang Group Co., Ltd. (China)			1,528,000	301,330

Clorox Co. (The)			1,700	222,819

Dollar General Corp.			30,600	2,899,044

Foschini Group, Ltd. (The) (South Africa)			38,868	417,205

Hankook Tire Co., Ltd. (South Korea)			3,914	189,384

Hasbro, Inc.			14,800	1,202,204

Home Depot, Inc. (The)			3,300	456,192

Hyatt Hotels Corp. Class A(NON)			6,500	327,860

Imperial Holdings, Ltd. (South Africa)			16,097	192,196

Interpublic Group of Cos., Inc. (The)			37,900	873,974

Itausa - Investimentos Itau SA (Brazil)			413,000	1,064,853

John Wiley & Sons, Inc. Class A			3,600	207,720

Kia Motors Corp. (South Korea)			40,903	1,539,134

Kimberly-Clark Corp.			2,600	336,830

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)			664,907	1,502,867

Lowe's Cos., Inc.			34,700	2,855,116

Madison Square Garden Co. (The) Class A(NON)			800	146,232

Mr Price Group, Ltd. (South Africa)			66,924	1,103,568

News Corp. Class B			9,900	133,056

Omnicom Group, Inc.			1,152	94,798

PVH Corp.			3,000	303,180

Scotts Miracle-Gro Co. (The) Class A			3,500	258,125

ServiceMaster Global Holdings, Inc.(NON)			16,000	605,280

Smiles SA (Brazil)			109,100	1,748,346

TJX Cos., Inc. (The)			20,600	1,683,432

Top Glove Corp. Bhd (Malaysia)			372,400	392,482

Truworths International, Ltd. (South Africa)			177,971	1,144,527

Twenty-First Century Fox, Inc.			63,800	1,699,632

Vail Resorts, Inc.			800	114,456

Vantiv, Inc. Class A(NON)			29,300	1,604,761

World Fuel Services Corp.			5,900	280,840

				33,313,161
Consumer staples (2.7%)

Altria Group, Inc.			57,200	3,872,440

Arca Continental SAB de CV (Mexico)			148,597	955,063

Church & Dwight Co., Inc.			4,700	461,728

Colgate-Palmolive Co.			32,200	2,396,646

Constellation Brands, Inc. Class A			1,500	246,945

CVS Health Corp.			28,200	2,614,704

General Mills, Inc.			31,600	2,271,724

Gruma SAB de CV Class B (Mexico)			108,516	1,562,283

Grupo Lala SAB de CV (Mexico)			434,564	942,598

Gudang Garam Tbk PT (Indonesia)			102,100	526,343

Hershey Co. (The)			21,100	2,337,036

JBS SA (Brazil)			468,771	1,575,871

KT&G Corp. (South Korea)			17,631	1,904,523

LG Household & Health Care, Ltd. (South Korea)			1,979	1,780,861

McDonald's Corp.			27,300	3,211,845

New Oriental Education & Technology Group, Inc. ADR (China)			8,895	391,914

PepsiCo, Inc.			2,300	250,516

Philip Morris International, Inc.			900	90,234

Pool Corp.			2,800	286,384

Procter & Gamble Co. (The)			12,100	1,035,639

Sao Martinho SA (Brazil)			24,742	405,194

Sysco Corp.			39,000	2,019,810

US Foods Holding Corp.(NON)			3,800	91,808

				31,232,109
Energy (1.4%)

Bangchak Petroleum PCL (The) (Thailand)			925,600	890,256

Dril-Quip, Inc.(NON)			2,700	146,961

Exxon Mobil Corp.			65,802	5,853,088

FMC Technologies, Inc.(NON)			22,900	581,202

Formosa Petrochemical Corp. (Taiwan)			550,000	1,564,389

Phillips 66			9,800	745,388

Schlumberger, Ltd.			44,000	3,542,880

SK Innovation Co., Ltd. (South Korea)			9,104	1,186,613

Thai Oil PCL (Thailand)			670,400	1,169,302

Vantage Drilling International (Units) (Cayman Islands)(NON)			1,527	132,849

				15,812,928
Financials (5.0%)

Aflac, Inc.			13,200	954,096

Agricultural Bank of China, Ltd. (China)			4,523,000	1,661,496

Alleghany Corp.(NON)			300	163,050

Allstate Corp. (The)			4,900	334,817

Ally Financial, Inc.(NON)			27,300	492,492

American Capital Agency Corp.(R)			89,600	1,755,264

American Financial Group, Inc.			3,100	226,610

Annaly Capital Management, Inc.(R)			82,100	901,458

Aspen Insurance Holdings, Ltd.			7,000	321,720

Associated Banc-Corp.			6,000	111,600

Assured Guaranty, Ltd.			7,000	187,530

Banco Bradesco SA ADR (Brazil)			155,026	1,348,726

Bank Negara Indonesia Persero Tbk PT (Indonesia)			2,771,900	1,132,165

Bank of Communications Co., Ltd. (China)			2,355,000	1,587,524

Bank of New York Mellon Corp. (The)			23,700	933,780

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)			2,188,900	1,925,951

Berkshire Hathaway, Inc. Class B(NON)			11,300	1,630,251

Brandywine Realty Trust(R)			11,400	192,318

Broadridge Financial Solutions, Inc.			9,300	629,424

Capital One Financial Corp.			15,800	1,059,864

Chimera Investment Corp.(R)			36,500	612,470

China Cinda Asset Management Co., Ltd. (China)			3,618,000	1,175,160

China Construction Bank Corp. (China)			2,349,000	1,574,397

China Galaxy Securities Co., Ltd. (China)			1,096,500	948,329

Chongqing Rural Commercial Bank Co., Ltd. (China)			2,456,000	1,288,400

CoreLogic, Inc.(NON)			8,000	322,240

Corporate Office Properties Trust(R)			6,500	194,740

Discover Financial Services			22,200	1,261,848

Equity Commonwealth(NON)(R)			9,600	288,192

Equity Lifestyle Properties, Inc.(R)			3,000	246,720

Equity One, Inc.(R)			6,400	212,928

Equity Residential Trust(R)			14,500	985,855

Everest Re Group, Ltd.			3,036	573,834

Guangzhou R&F Properties Co., Ltd. (China)			1,136,800	1,720,204

Hanover Insurance Group, Inc. (The)			1,800	148,212

Highwealth Construction Corp. (Taiwan)			471,000	717,794

Highwoods Properties, Inc.(R)			5,900	328,748

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			35,461	959,218

Industrial & Commercial Bank of China, Ltd. (China)(NON)			1,961,000	1,109,609

Industrial Bank of Korea (South Korea)			79,439	840,380

Intercontinental Exchange, Inc.			3,900	1,030,380

KB Financial Group, Inc. (South Korea)			3,389	106,497

Liberty Holdings, Ltd. (South Africa)			130,967	1,155,765

Liberty Property Trust(R)			7,000	289,660

Macerich Co. (The)(R)			5,500	490,820

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			276,774	354,123

Marsh & McLennan Cos., Inc.			20,500	1,347,875

MFA Financial, Inc.(R)			47,600	357,952

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			896,903	1,537,790

MRV Engenharia e Participacoes SA (Brazil)			35,100	146,683

People's Insurance Co. Group of China, Ltd. (China)			3,886,000	1,492,612

PNC Financial Services Group, Inc. (The)			27,700	2,289,405

Popular, Inc. (Puerto Rico)			11,600	390,804

Post Properties, Inc.(R)			3,000	190,770

Public Storage(R)			700	167,244

Regency Centers Corp.(R)			5,700	484,101

Reinsurance Group of America, Inc.			3,900	387,075

Retail Properties of America, Inc. Class A(R)			9,800	172,774

Sberbank of Russia PJSC ADR (Russia)			248,322	2,160,650

Shinhan Financial Group Co., Ltd. (South Korea)			14,973	534,010

SunTrust Banks, Inc.			20,700	875,403

TCF Financial Corp.			19,400	263,646

Travelers Cos., Inc. (The)			11,200	1,301,664

Two Harbors Investment Corp.(R)			47,500	415,625

U.S. Bancorp			26,400	1,113,288

Voya Financial, Inc.			30,600	784,278

Weingarten Realty Investors(R)			4,900	211,631

Wells Fargo & Co.			63,700	3,055,689

Western Alliance Bancorp(NON)			6,500	221,195

				56,388,823
Health care (2.5%)

AmerisourceBergen Corp.			10,100	860,419

C.R. Bard, Inc.			3,400	760,682

Charles River Laboratories International, Inc.(NON)			2,800	246,204

DaVita HealthCare Partners, Inc.(NON)			18,200	1,411,228

Intuitive Surgical, Inc.(NON)			2,500	1,739,400

Johnson & Johnson			45,600	5,710,488

McKesson Corp.			14,700	2,860,032

Merck & Co., Inc.			27,300	1,601,418

Pfizer, Inc.			126,300	4,659,207

Richter Gedeon Nyrt (Hungary)			80,612	1,703,600

St Shine Optical Co., Ltd. (Taiwan)			7,000	169,063

Thermo Fisher Scientific, Inc.			20,500	3,256,220

UnitedHealth Group, Inc.			23,600	3,379,520

VWR Corp.(NON)			5,500	172,260

Waters Corp.(NON)			1,300	206,609

				28,736,350
Technology (4.2%)

Agilent Technologies, Inc.			13,600	654,296

Alibaba Group Holding, Ltd. ADR (China)(NON)			7,107	586,185

Alphabet, Inc. Class A(NON)			6,100	4,827,174

Amdocs, Ltd.			12,500	729,500

Apple, Inc.			19,813	2,064,713

Applied Materials, Inc.			81,200	2,134,748

Cisco Systems, Inc.			131,800	4,023,854

CommerceHub, Inc.(NON)			11,500	161,000

eBay, Inc.(NON)			96,200	2,997,592

Everlight Electronics Co., Ltd. (Taiwan)			441,000	716,972

Fiserv, Inc.(NON)			16,700	1,843,012

Fitbit, Inc. Class A(NON)			51,000	696,660

Foxconn Technology Co., Ltd. (Taiwan)			494,000	1,196,197

Genpact, Ltd.(NON)			12,000	321,240

Hon Hai Precision Industry Co., Ltd. (Taiwan)			1,035,000	2,849,873

Intuit, Inc.			9,200	1,021,108

Inventec Corp. (Taiwan)			995,000	771,427

L-3 Communications Holdings, Inc.			3,400	515,542

Microsoft Corp.			17,519	992,977

Motorola Solutions, Inc.			7,700	534,226

MSCI, Inc.			2,900	249,516

NetEase, Inc. ADR (China)			10,505	2,145,856

Paychex, Inc.			43,800	2,596,464

Samsung Electronics Co., Ltd. (South Korea)			4,457	6,123,575

Synopsys, Inc.(NON)			12,500	677,000

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			70,037	1,945,628

Tencent Holdings, Ltd. (China)			87,700	2,108,173

Texas Instruments, Inc.			30,200	2,106,450

				47,590,958
Transportation (0.6%)

AirAsia Bhd (Malaysia)			142,600	102,645

China Southern Airlines Co., Ltd. (China)			2,034,000	1,342,297

Controladora Vuela Cia de Aviacion SAB de CV Class A (Mexico)(NON)			112,925	205,192

MISC Bhd (Malaysia)			503,400	928,764

OHL Mexico SAB de CV (Mexico)(NON)			253,767	349,319

Southwest Airlines Co.			16,700	618,067

United Parcel Service, Inc. Class B			30,786	3,327,967

				6,874,251
Utilities and power (1.1%)

AK Transneft OJSC (Preference) (Russia)(NON)			366	920,477

American Electric Power Co., Inc.			18,600	1,288,980

American Water Works Co., Inc.			7,800	644,124

Eversource Energy			8,000	467,920

Great Plains Energy, Inc.			13,700	407,986

Korea Electric Power Corp. (South Korea)			37,801	2,068,653

NiSource, Inc.			20,400	523,464

PG&E Corp.			28,900	1,847,866

Southern Co. (The)			30,300	1,621,050

Tenaga Nasional Bhd (Malaysia)			541,200	1,911,916

Westar Energy, Inc.			7,100	394,547

				12,096,983

Total common stocks (cost $257,050,270)				$286,158,266

MORTGAGE-BACKED SECURITIES (9.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (4.9%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 15.715%, 6/15/34			$96,226	$125,310
IFB Ser. 3232, Class KS, IO, 5.819%, 10/15/36			519,025	88,721
IFB Ser. 4104, Class S, IO, 5.619%, 9/15/42			476,583	84,082
IFB Ser. 3116, Class AS, IO, 5.619%, 11/15/34			122,470	2,067
IFB Ser. 3852, Class NT, 5.519%, 5/15/41			1,823,000	1,915,722
Ser. 4322, Class ID, IO, 4.50%, 5/15/43			5,013,610	571,778
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			1,052,360	154,171
Ser. 4568, Class MI, IO, 4.00%, 4/15/46			3,775,907	424,790
Ser. 4462, IO, 4.00%, 4/15/45			1,361,951	198,763
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			3,200,337	414,044
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			3,516,448	242,283
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			2,155,742	308,651
Ser. 4121, Class MI, IO, 4.00%, 10/15/42			1,367,565	230,777
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			2,629,736	396,790
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			837,364	89,347
Ser. 4501, Class BI, IO, 3.50%, 10/15/43			3,870,473	268,301
Ser. 303, Class C18, IO, 3.50%, 1/15/43			1,957,429	283,888
Ser. 4121, Class AI, IO, 3.50%, 10/15/42			3,574,004	610,278
Ser. 4136, Class IW, IO, 3.50%, 10/15/42			2,250,368	287,603
Ser. 4097, Class PI, IO, 3.50%, 11/15/40			2,740,583	241,103
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			1,734,509	186,460
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			4,077,881	407,299
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			1,616,976	146,498
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			2,623,119	275,813
FRB Ser. 8, Class A9, IO, 0.455%, 11/15/28			183,459	2,523
FRB Ser. 59, Class 1AX, IO, 0.273%, 10/25/43			470,500	4,760
Ser. 48, Class A2, IO, 0.212%, 7/25/33			698,246	5,210
Ser. 315, PO, zero %, 9/15/43			2,697,035	2,241,045
Ser. 3206, Class EO, PO, zero %, 8/15/36			30,063	27,625
Ser. 3175, Class MO, PO, zero %, 6/15/36			25,878	23,023

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 25.061%, 5/25/35			53,823	87,498
IFB Ser. 11-4, Class CS, 11.924%, 5/25/40			636,860	791,989
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			2,728,998	615,329
IFB Ser. 11-147, Class SP, IO, 5.562%, 1/25/42			3,122,981	405,987
IFB Ser. 12-68, Class BS, IO, 5.512%, 7/25/42			5,389,036	950,658
IFB Ser. 13-101, Class SE, IO, 5.412%, 10/25/43			1,206,856	304,589
Ser. 397, Class 2, IO, 5.00%, 9/25/39			24,076	3,928
Ser. 421, Class C6, IO, 4.00%, 5/25/45			2,899,511	388,990
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44			2,229,920	227,728
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			3,050,786	475,618
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			1,318,446	129,466
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			2,449,218	253,380
Ser. 409, Class C16, IO, 4.00%, 11/25/40			424,514	52,029
Ser. 12-118, Class IC, IO, 3.50%, 11/25/42			4,176,908	703,819
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			1,509,494	148,582
Ser. 14-10, IO, 3.50%, 8/25/42			1,317,768	113,024
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			1,755,479	121,572
Ser. 14-76, IO, 3.50%, 11/25/39			3,885,438	364,072
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33			2,354,618	337,394

Ser. 4369, Class AB, 3.00%, July 15, 2044(i)			158,946	166,037

Ser. 13-35, Class PN, 3.00%, April 25, 2043(i)			724,556	751,343
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			1,661,993	165,202
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			3,310,755	292,704
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42			3,348,829	352,595
Ser. 6, Class BI, IO, 3.00%, 12/25/42			2,749,418	213,630
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,562,355	227,409
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			4,549,547	325,748
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			3,661,447	295,306
FRB Ser. 03-W10, Class 1, IO, 0.659%, 6/25/43			150,356	1,991
Ser. 98-W5, Class X, IO, 0.575%, 7/25/28			357,145	17,411
Ser. 98-W2, Class X, IO, 0.385%, 6/25/28			1,153,995	56,257

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			2,908,277	524,159
IFB Ser. 13-129, Class SN, IO, 5.663%, 9/20/43			555,265	90,342
IFB Ser. 13-99, Class VS, IO, 5.618%, 7/16/43			693,284	119,564
Ser. 14-182, Class KI, IO, 5.00%, 10/20/44			2,563,593	418,455
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			2,648,397	450,016
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			1,298,311	238,526
Ser. 14-76, IO, 5.00%, 5/20/44			2,737,489	432,339
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			1,524,841	241,442
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44			3,503,726	646,255
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			994,428	161,042
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			297,794	9,756
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			565,230	94,755
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			689,945	108,894
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			2,954,232	482,911
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			1,826,288	309,191
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			59,510	5,988
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,286,452	188,439
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			661,532	98,789
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			824,319	121,539
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			598,784	87,584
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			2,008,059	383,820
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			1,392,847	57,972
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			6,433,832	844,955
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			2,064,415	169,181
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45			5,000,484	682,670
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			2,483,766	519,631
Ser. 15-40, IO, 4.00%, 3/20/45			888,627	175,364
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			1,107,044	133,149
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42(F)			5,022,014	846,790
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,679,184	222,838
Ser. 14-104, IO, 4.00%, 3/20/42			2,711,377	425,984
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			1,164,997	141,664
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41			6,188,417	671,480
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			3,225,159	278,847
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			4,268,190	311,279
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			3,807,974	495,901
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			1,177,428	227,178
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			1,407,295	210,598
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,471,023	97,020
Ser. 13-76, IO, 3.50%, 5/20/43			1,170,641	107,559
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			2,709,592	253,699
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			2,154,067	146,412
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			1,288,191	115,589
Ser. 12-145, IO, 3.50%, 12/20/42			1,405,228	210,089
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			604,404	53,738
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			4,038,813	662,365
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			1,114,710	98,230
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			2,890,720	170,061
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			1,650,526	176,986
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			950,750	57,073
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			3,057,819	97,942
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			2,883,481	279,949
Ser. 183, Class AI, IO, 3.50%, 10/20/39			2,649,404	260,987
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39			3,861,070	326,381
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			3,503,579	349,738
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			4,081,294	357,521
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			6,722,392	531,741
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			4,377,962	539,597
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			1,827,958	224,998
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			2,009,956	165,359
Ser. 13-H08, IO, 2.922%, 3/20/63			4,411,399	322,473
Ser. 15-H22, Class GI, IO, 2.568%, 9/20/65			5,081,947	718,079
Ser. 16-H04, Class HI, IO, 2.361%, 7/20/65			2,736,586	328,390
FRB Ser. 15-H16, Class XI, IO, 2.281%, 7/20/65			4,455,900	595,308
Ser. 15-H09, Class AI, IO, 2.097%, 4/20/65			6,035,256	712,160
Ser. 15-H20, Class CI, IO, 2.084%, 8/20/65			8,957,920	1,207,680
Ser. 16-H11, Class HI, IO, 2.079%, 1/20/66			2,927,812	342,393
Ser. 16-H03, Class AI, IO, 2.053%, 1/20/66			7,179,499	895,800
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65			10,312,853	941,563
Ser. 15-H25, Class BI, IO, 1.983%, 10/20/65			8,265,054	1,070,325
Ser. 15-H15, Class JI, IO, 1.938%, 6/20/65			5,806,802	685,203
Ser. 15-H19, Class NI, IO, 1.912%, 7/20/65			6,928,607	795,404
Ser. 16-H02, Class BI, IO, 1.911%, 11/20/65			10,494,861	1,259,656
Ser. 16-H04, Class KI, IO, 1.902%, 2/20/66			6,530,524	694,410
Ser. 15-H25, Class EI, IO, 1.846%, 10/20/65			6,217,918	683,971
Ser. 15-H18, Class IA, IO, 1.826%, 6/20/65			3,512,461	325,956
Ser. 15-H10, Class CI, IO, 1.806%, 4/20/65			6,422,776	696,062
Ser. 15-H26, Class GI, IO, 1.79%, 10/20/65			5,210,300	574,175
Ser. 15-H26, Class EI, IO, 1.719%, 10/20/65			4,905,693	526,381
Ser. 15-H09, Class BI, IO, 1.698%, 3/20/65			8,801,171	846,673
Ser. 14-H21, Class AI, IO, 1.689%, 10/20/64			7,081,336	786,028
Ser. 15-H10, Class EI, IO, 1.632%, 4/20/65			6,027,551	446,039
Ser. 15-H24, Class BI, IO, 1.614%, 8/20/65			9,181,236	635,342
Ser. 15-H25, Class AI, IO, 1.613%, 9/20/65			8,624,901	826,266
Ser. 15-H14, Class BI, IO, 1.588%, 5/20/65			6,314,814	454,035
Ser. 16-H08, Class GI, IO, 1.429%, 4/20/66			9,052,950	656,339
Ser. 11-H08, Class GI, IO, 1.256%, 3/20/61			12,393,678	710,158
Ser. 15-H26, Class CI, IO, 0.684%, 8/20/65			13,940,606	361,062

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147%, 12/19/26			64,076	—
FRB Ser. 98-2, IO, 1.004%, 5/19/27			38,912	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27			90,803	795
FRB Ser. 98-3, IO, zero %, 9/19/27			43,237	—

				55,610,457
Commercial mortgage-backed securities (2.6%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			295,000	285,044
FRB Ser. 07-1, Class XW, IO, 0.329%, 1/15/49			2,422,431	7,296

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.27%, 2/10/51			1,000,000	891,000

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-5, Class D, 5.404%, 10/10/45			165,683	165,701
FRB Ser. 05-1, Class C, 5.349%, 11/10/42			292,000	268,932
Ser. 05-3, Class AJ, 4.767%, 7/10/43			225,000	91,406

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.086%, 7/10/42			143,869	80

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.429%, 3/11/39			516,000	514,710
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			375,000	318,338
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			215,000	208,765

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.429%, 3/11/39			3,084,000	2,844,990
FRB Ser. 06-PW11, Class C, 5.429%, 3/11/39			320,000	281,920

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.115%, 11/15/44			250,000	242,635

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 5.976%, 3/15/49			137,816	131,063

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 4.90%, 3/10/47			383,000	329,214
FRB Ser. 13-GC11, Class E, 4.456%, 4/10/46			1,041,000	828,905

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45			725,000	571,634

COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.813%, 12/10/49			300,000	266,580

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			452,000	376,917
FRB Ser. 14-UBS6, Class D, 3.965%, 12/10/47			387,000	304,405

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37			135,000	135,000

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.991%, 5/15/38			173,109	24

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.309%, 3/10/44			893,011	880,732

GE Commercial Mortgage Corp. Trust Ser. 07-C1, Class A3, 5.481%, 12/10/49			108,147	108,156

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			291,000	269,262
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			850,000	635,970

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class D, 5.32%, 11/10/46			488,000	451,766
FRB Ser. 06-GG8, Class X, IO, 0.538%, 11/10/39			18,797,898	18,798

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.563%, 8/15/46			675,000	568,755
FRB Ser. 13-C12, Class E, 4.086%, 7/15/45			800,000	606,720

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.078%, 2/12/51			190,000	188,822
FRB Ser. 06-LDP7, Class B, 5.987%, 4/17/45			556,000	276,944

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.178%, 2/12/51			501,000	464,197
FRB Ser. 12-C6, Class F, 5.192%, 5/15/45			334,000	306,612
Ser. 13-C13, Class E, 3.986%, 1/15/46			494,000	402,116
Ser. 13-C10, Class E, 3.50%, 12/15/47			354,000	257,677
Ser. 12-C6, Class G, 2.972s, 5/15/45			366,000	285,004

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 10/12/35			159,402	159,768

Key Commercial Mortgage Securities Trust 144A FRB Ser. 07-SL1, Class A2, 5.612%, 12/15/40			7,368	7,352

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39			640,000	138,880
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			1,016,000	507,492
FRB Ser. 07-C2, Class XW, IO, 0.535%, 2/15/40			2,039,486	5,683

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.57%, 7/12/38			299,007	284,356
Ser. 04-KEY2, Class D, 5.046%, 8/12/39			230,485	228,234

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.016%, 6/12/43			817,383	7

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485%, 7/12/46			249,000	247,058

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			1,814,000	1,415,101
FRB Ser. 13-C11, Class E, 4.413%, 8/15/46			600,000	533,880
FRB Ser. 13-C11, Class F, 4.413%, 8/15/46			696,000	549,895
Ser. 13-C13, Class F, 3.707%, 11/15/46			1,285,000	906,553

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587%, 2/12/44			238,000	72,325
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			861,000	560,511
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			1,213,000	1,159,683
FRB Ser. 06-HQ8, Class C, 5.42%, 3/12/44			950,000	950,000

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246%, 12/17/43			222,465	222,576

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.886%, 5/10/63			853,000	713,193
FRB Ser. 13-C6, Class D, 4.347%, 4/10/46			33,000	30,792

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.058%, 6/15/45			638,000	524,691
FRB Ser. 06-C23, Class F, 5.596%, 1/15/45			578,000	573,665
FRB Ser. 06-C29, IO, 0.342%, 11/15/48			26,600,492	11,438

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.288%, 10/15/44			1,487,000	1,358,672
FRB Ser. 07-C31, IO, 0.183%, 4/15/47			49,555,372	38,715

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.297%, 7/15/46			214,000	199,714

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.265s, 6/15/44			321,000	327,998
Ser. 12-C6, Class E, 5.00%, 4/15/45			412,000	338,870
Ser. 11-C4, Class F, 5.00%, 6/15/44			504,000	460,606
Ser. 11-C3, Class E, 5.00%, 3/15/44			367,000	352,998
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			807,004	739,602
FRB Ser. 12-C10, Class E, 4.453%, 12/15/45			316,000	260,305
Ser. 13-C12, Class E, 3.50%, 3/15/48			561,000	436,009
Ser. 13-C14, Class E, 3.25%, 6/15/46			574,000	383,834

				29,486,546
Residential mortgage-backed securities (non-agency) (1.7%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.514%, 1/26/36			350,000	261,332
FRB Ser. 15-RR5, Class 2A3, 1.508%, 1/26/46			440,000	275,599
FRB Ser. 12-RR5, Class 4A8, 0.623%, 6/26/35			1,124,274	1,042,488

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.413%, 4/25/34			191,456	188,765

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.395%, 6/25/46			1,777,071	1,403,886
FRB Ser. 05-27, Class 1A6, 1.308%, 8/25/35			441,720	326,872
FRB Ser. 05-59, Class 1A1, 0.817%, 11/20/35			525,340	441,701
FRB Ser. 06-OC2, Class 2A3, 0.778%, 2/25/36			179,911	129,536
FRB Ser. 06-OC10, Class 2A2A, 0.668%, 11/25/36			446,323	394,996

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.988%, 1/25/25			957,777	1,027,599
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA2, Class B, 10.988%, 10/25/28			250,000	260,350
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2, Class B, 10.988%, 5/25/28			277,000	278,844
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1, Class B, 10.488%, 7/25/28			842,924	851,017
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3, Class B, 9.838%, 4/25/28			567,964	560,086

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.238%, 10/25/28			270,000	306,491
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 12.738%, 9/25/28			920,000	1,015,772
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.238%, 10/25/28			530,000	586,858
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.238%, 8/25/28			710,000	789,959
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.388%, 10/25/28			920,940	994,606
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.188%, 4/25/28			2,622,000	2,837,116
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.038%, 4/25/28			30,000	32,169
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.488%, 7/25/25			880,000	924,111
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.488%, 7/25/25			380,000	400,356
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.038%, 2/25/25			154,506	160,532
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.488%, 5/25/25			82,000	84,099
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.488%, 5/25/25			134,000	138,172

MortgageIT Trust FRB Ser. 04-1, Class M2, 1.493%, 11/25/34			248,516	214,954

Nomura Resecuritization Trust 144A
FRB Ser. 15-1R, Class 6A9, 0.705%, 5/26/47			1,503,232	872,777
FRB Ser. 15-4R, Class 1A14, 0.684%, 3/26/47			950,000	532,000

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, 0.648%, 1/25/37			440,276	350,320

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.668%, 1/25/37			654,790	545,941

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, 0.978%, 10/25/45			991,309	849,126

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 2.783%, 3/25/36			417,835	406,783

				19,485,213

Total mortgage-backed securities (cost $113,572,172)				$104,582,216

SENIOR LOANS (5.9%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Allnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4.50%, 10/3/19 (Luxembourg)			$442,539	$441,433

Allnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4.50%, 10/3/19 (Luxembourg)			230,227	229,652

Builders FirstSource, Inc. bank term loan FRN Ser. B, 6.00%, 7/31/22			1,524,447	1,527,496

Ineos US Finance, LLC bank term loan FRN 3.75%, 5/4/18			412,674	411,937

				2,610,518
Capital goods (0.3%)

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3.50%, 5/31/20			396,250	392,907

Manitowac Foodservice, Inc. bank term loan FRN 5.75%, 3/3/23			948,718	960,577

Reynolds Group Holdings, Inc. bank term loan FRN 4.25%, 1/21/23			435,000	435,346

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4.50%, 12/1/18			573,165	574,001

TransDigm, Inc. bank term loan FRN Ser. C, 3.75%, 2/28/20			432,334	431,591

TransDigm, Inc. bank term loan FRN Ser. D, 3.75%, 6/4/21			784,000	780,640

				3,575,062
Communication services (0.6%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			480,000	474,750

Asurion, LLC bank term loan FRN Ser. B1, 5.00%, 5/24/19			723,056	722,694

Asurion, LLC bank term loan FRN Ser. B2, 4.25%, 7/8/20			958,750	951,559

Asurion, LLC bank term loan FRN Ser. B4, 5.00%, 8/4/22			866,194	867,276

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3.75%, 6/30/19 (Bermuda)			1,419,814	1,346,161

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4.00%, 1/15/20			1,000,000	1,003,500

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. F, 3.50%, 6/30/23 (United Kingdom)			1,009,982	1,004,751

				6,370,691
Consumer cyclicals (2.2%)

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22			1,870,411	1,805,339

Amaya Holdings BV bank term loan FRN 5.00%, 8/1/21 (Netherlands)			982,575	969,766

American Casino & Entertainment Properties, LLC bank term loan FRN 5.00%, 7/7/22			1,089,195	1,094,641

Bass Pro Group, LLC bank term loan FRN Ser. B, 4.00%, 6/5/20			409,813	407,763

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17			849,835	878,163

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10.75%, 3/1/17			562,175	589,815

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			622,300	587,036

Chrysler Group, LLC bank term loan FRN Ser. B, 3.50%, 5/24/17			189,812	190,016

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4.25%, 10/16/20			712,180	715,444

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			413,660	411,592

DBP Holding Corp. bank term loan FRN Ser. B, 5.25%, 10/11/19			1,574,650	1,450,646

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 3.50%, 7/6/22			190,520	191,175

FCA US, LLC bank term loan FRN Ser. B, 3.25%, 12/31/18			460,514	460,514

Golden Nugget, Inc. bank term loan FRN Ser. B, 5.50%, 11/21/19			568,094	570,579

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5.50%, 11/21/19			232,531	233,549

Jeld-Wen, Inc. bank term loan FRN 5.25%, 10/15/21			942,821	946,357

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22			744,375	746,546

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4.00%, 3/18/18			606,556	603,523

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20			995,000	936,544

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			1,244,880	1,169,565

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5.00%, 1/26/23			1,990,000	1,997,463

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4.00%, 2/19/19			1,000,631	1,002,299

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6.00%, 10/1/21			1,477,500	1,473,345

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			499,677	463,450

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20			737,503	719,066

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 5.00%, 9/2/21 (Luxembourg)			732,808	733,953

Tribune Media Co. bank term loan FRN Ser. B, 3.75%, 12/27/20			998,821	999,237

Univision Communications, Inc. bank term loan FRN 4.00%, 3/1/20			1,118,421	1,117,373

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19			1,278,791	1,256,412

				24,721,171
Consumer staples (0.8%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4.25%, 2/14/21			420,325	409,817

Del Monte Foods, Inc. bank term loan FRN 4.263%, 2/18/21			936,000	864,240

Hostess Brands, LLC bank term loan FRN 8.50%, 8/3/23			885,000	878,916

Landry's, Inc. bank term loan FRN Ser. B, 4.00%, 4/24/18			1,167,861	1,168,957

Libbey Glass, Inc. bank term loan FRN Ser. B, 3.75%, 4/9/21			957,273	954,880

Maple Holdings Acquistion Corp. bank term loan FRN Ser. B, 5.25%, 3/3/23			1,136,000	1,143,574

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 7/14/23			2,205,000	2,202,244

Rite Aid Corp. bank term loan FRN 4.875%, 6/21/21			1,000,000	1,001,563

US Foods, Inc. bank term loan FRN Ser. B, 4.25%, 6/27/23			972,462	976,630

				9,600,821
Energy (—%)

American Energy-Marcellus, LLC bank term loan FRN 5.25%, 8/4/20			460,000	227,125

Tervita Corp. bank term loan FRN Ser. B, 6.25%, 5/15/18 (Canada)			207,663	196,760

				423,885
Financials (0.2%)

HUB International, Ltd. bank term loan FRN Ser. B, 4.00%, 10/2/20			977,500	973,427

USI, Inc./NY bank term loan FRN Ser. B, 4.25%, 12/27/19			1,447,809	1,442,742

				2,416,169
Health care (0.7%)

Acadia Healthcare Co., Inc. bank term loan FRN Ser. B2, 4.50%, 2/16/23			1,492,500	1,496,231

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4.75%, 8/17/21			808,500	806,479

Envision Healthcare Corp. bank term loan FRN Ser. B, 4.25%, 5/25/18			468,688	468,981

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4.50%, 5/3/18			953,277	952,085

Kinetic Concepts, Inc. bank term loan FRN Ser. F1, 5.00%, 11/4/20			1,304,714	1,306,345

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21			583,100	563,858

Pharmaceutical Product Development, LLC bank term loan FRN 4.25%, 8/18/22			1,584,000	1,582,812

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3.75%, 8/5/20			451,299	444,852

				7,621,643
Technology (0.5%)

Avaya, Inc. bank term loan FRN Ser. B6, 6.50%, 3/31/18			977,137	762,167

First Data Corp. bank term loan FRN 4.212%, 3/24/21			1,210,925	1,215,879

Infor US, Inc. bank term loan FRN Ser. B5, 3.75%, 6/3/20			843,952	834,035

ON Semiconductor Corp. bank term loan FRN Ser. B, 5.25%, 3/31/23			1,500,000	1,515,470

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4.00%, 4/23/19			928,575	742,860

				5,070,411
Transportation (—%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4.25%, 4/28/22			410,850	402,633

				402,633
Utilities and power (0.4%)

Dynegy, Inc. bank term loan FRN Ser. B, 5.00%, 6/27/23			1,000,000	998,750

Energy Transfer Equity LP bank term loan FRN 3.25%, 12/2/19			715,000	690,690

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676%, 10/10/17			710,555	236,437

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676%, 10/10/17			7,293	2,427

Texas Competitive Electric Holdings Co., LLC bank term loan FRN Ser. B, 5.00%, 7/27/23			1,685,571	1,689,785

Texas Competitive Electric Holdings Co., LLC bank term loan FRN Ser. C, 5.00%, 7/27/23			384,429	385,390

				4,003,479

Total senior loans (cost $68,128,736)				$66,816,483

CORPORATE BONDS AND NOTES (5.7%)(a)
			Principal amount	Value

Basic materials (0.9%)

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			$345,000	$406,238

Cemex SAB de CV 144A company guaranty sr. sub. FRN 5.43%, 10/15/18 (Mexico)			1,500,000	1,552,500

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			690,000	779,700

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7.50%, 7/15/20			876,000	915,420

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)			740,000	704,850

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			1,500,000	1,537,500

Novelis, Inc. company guaranty sr. unsec. notes 8.75%, 12/15/20			1,280,000	1,334,400

Perstorp Holding AB 144A company guaranty sr. notes 8.75%, 5/15/17 (Sweden)			1,125,000	1,125,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			1,000,000	1,050,000

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			710,000	731,357

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6.25%, 1/23/17 (Brazil)			395,000	402,406

				10,539,371
Capital goods (1.0%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8.25%, 10/1/20			1,595,000	1,650,825

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. FRN 3.876%, 5/15/21 (Ireland)			1,805,000	1,832,075

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			1,500,000	1,534,847

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,210,000	1,101,100

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			1,850,000	1,873,125

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			1,127,000	1,160,810

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			1,000,000	1,041,250

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20			1,500,000	1,561,875

				11,755,907
Communication services (0.9%)

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			1,215,000	1,208,166

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			645,000	643,388

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			840,000	961,514

Digicel, Ltd. 144A sr. unsec. notes 7.00%, 2/15/20 (Jamaica)			2,000,000	1,920,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4.25%, 4/1/18			1,500,000	1,539,375

Sprint Communications, Inc. sr. unsec. unsub. notes 8.375%, 8/15/17			770,000	797,913

Sprint Communications, Inc. sr. unsec. unsub. notes 6.00%, 12/1/16			265,000	267,319

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			500,000	525,000

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	130,000	162,139

Virgin Media Secured Finance PLC 144A sr. notes 6.00%, 4/15/21 (United Kingdom)		GBP	477,000	658,431

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			$1,110,000	1,155,788

				9,839,033
Consumer cyclicals (0.4%)

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			720,000	756,000

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			1,500,000	1,556,250

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			1,050,000	1,097,250

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8.125%, 3/15/19			700,000	683,375

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			390,000	288,600

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			120,000	125,400

				4,506,875
Consumer staples (0.2%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			1,080,000	1,115,100

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			600,000	552,000

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			670,000	711,038

				2,378,138
Energy (0.9%)

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			900,000	783,000

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			580,000	506,050

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			2,020,000	2,100,194

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			315,000	333,113

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			2,169,000	2,017,170

Petroleos de Venezuela SA sr. unsec. notes 5.125%, 10/28/16 (Venezuela)			2,352,000	2,234,400

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8.50%, 11/2/17 (Venezuela)			666,666	511,666

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,400,000	1,353,800

				9,839,393
Financials (0.7%)

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			600,000	624,750

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/15/18			900,000	936,000

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			530,000	579,025

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.875%, 3/15/19			1,070,000	1,061,975

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298%, 12/27/17 (Russia)			300,000	305,250

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			300,000	321,375

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			250,000	266,942

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			400,000	408,346

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,600,000	1,698,656

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			1,800,000	1,867,500

				8,069,819
Health care (0.2%)

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5.125%, 8/15/18			112,000	113,330

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			400,000	350,500

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			610,000	671,000

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			245,000	264,142

Tenet Healthcare Corp. company guaranty sr. FRN 4.153%, 6/15/20			720,000	714,600

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			665,000	704,900

				2,818,472
Technology (0.4%)

CommScope, Inc. 144A company guaranty sr. notes 4.375%, 6/15/20			1,000,000	1,032,750

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			1,310,000	1,296,900

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			1,645,000	1,735,475

				4,065,125
Utilities and power (0.1%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			195,000	200,119

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			950,000	974,938

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 4/1/19			175,000	203,699

				1,378,756

Total corporate bonds and notes (cost $64,448,147)				$65,190,889

INVESTMENT COMPANIES (5.3%)(a)
			Shares	Value

Consumer Staples Select Sector SPDR Fund			177,100	$9,685,599

Financial Select Sector SPDR Fund			392,300	9,273,972

Health Care Select Sector SPDR Fund			138,000	10,384,500

Materials Select Sector SPDR Fund			213,200	10,387,104

Technology Select Sector SPDR Fund			227,800	10,583,588

Utility Select Sector SPDR Fund			197,500	10,293,700

Total investment companies (cost $56,110,501)				$60,608,463

COMMODITY LINKED NOTES (5.2%)(a)(CLN)
			Principal amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS Excess Return Strategy multiplied by 3)			$10,800,000	$9,393,516

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 3-month USD LIBOR less 0.20%, 2017 (Indexed to the Citi Commodity Spread Index—Bloomberg Commodity IndexSM 3 Month Forward Sub-Indices versus Bloomberg Commodity IndexSM Sub-Indices multiplied by 3)			21,640,000	21,654,737

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)			3,918,000	4,862,300

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			15,571,000	16,324,458

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			6,821,364	7,399,899

Total commodity Linked Notes (cost $58,750,364)				$59,634,910

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$1,856,000	$1,890,214

Brazil (Federal Republic of) sr. unsec. unsub. notes 10.00%, 1/1/17 (Brazil) (units)		BRL	2,750	841,834

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			$1,400,000	1,540,373

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			3,070,000	3,492,125

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95%, 6/9/21 (Argentina)			749,529	839,472

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.375%, 3/24/21 (Croatia)			240,000	264,480

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			350,000	360,500

Egypt (Government of) 144A sr. unsec. notes 5.875%, 6/11/25 (Egypt)			410,000	381,382

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			300,000	334,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	374,250

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			250,000	445,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			1,300,000	1,444,608

Total foreign government and agency bonds and notes (cost $11,171,863)				$12,208,738

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Aurobindo Pharma, Ltd. 144A (India)	6/22/17	$0.00	14,263	$168,522

Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	0.00	202,695	1,793,344

China State Construction Engineering Corp., Ltd. 144A (China)	12/10/17	0.00	1,914,944	1,640,146

Hindustan Petroleum Corp., Ltd. 144A (India)	6/4/18	0.00	100,838	1,899,340

Indian Oil Corp., Ltd. 144A (India)	8/25/17	0.00	235,953	1,917,635

Infosys, Ltd. 144A (India)	10/10/16	0.00	140,108	2,246,099

Shanghai Automotive Co. (China)	3/2/17	0.00	511,300	1,789,358

Wipro, Ltd. 144A (India)	10/6/17	0.00	14,073	114,511

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	103,700	357,925

Total warrants (cost $10,299,268)				$11,926,880

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.487%, 2/25/17 (acquired 2/4/16, cost $1,873,000)(RES)			$1,873,000	$1,873,000

Total asset-backed securities (cost $1,873,000)				$1,873,000

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		$174,000	$489

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		174,000	132

Total purchased swap options outstanding (cost $17,052)				$621

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/$103.39		$4,000,000	$7,960

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/103.20		4,000,000	6,120

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/101.39		2,000,000	2

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/101.52		2,000,000	2

SPDR S&P 500 ETF Trust (Put)	Jun-17/175.00		136,550	531,092

SPDR S&P 500 ETF Trust (Put)	Jul-17/180.00		136,660	690,835

SPDR S&P 500 ETF Trust (Put)	May-17/177.00		139,311	472,170

SPDR S&P 500 ETF Trust (Put)	Apr-17/180.00		137,392	464,978

SPDR S&P 500 ETF Trust (Put)	Mar-17/175.00		134,823	325,004

SPDR S&P 500 ETF Trust (Put)	Feb-17/156.00		148,074	143,975

Total purchased options outstanding (cost $5,583,606)				$2,642,138

SHORT-TERM INVESTMENTS (43.1%)(a)
			Principal amount/shares	Value

Federal Farm Credit Banks Funding Corporation discount notes 0.280%, 8/24/16			$7,500,000	$7,499,108

Federal Home Loan Banks unsec. discount notes 0.310%, 10/3/16			40,250,000	40,225,327

Federal National Mortgage Association 0.300%, 10/4/16			15,000,000	14,991,600

Interest in $360,000,000 joint tri-party repurchase agreement dated 7/29/16 with Citigroup Global Markets, Inc. due 8/1/16 - maturity value of $26,005,737 for an effective yield of 0.340% (collateralized by various U.S. Treasury bonds with coupon rates ranging from 0.750% to 3.625% and due dates ranging from 1/15/25 to 2/15/45, valued at $367,200,050)			26,005,000	26,005,000

Putnam Money Market Liquidity Fund 0.39%(AFF)		Shares	115,769,182	115,769,182

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	228,873,838	228,873,838

SSgA Prime Money Market Fund Class N 0.34%(P)		Shares	1,240,000	1,240,000

U.S. Treasury Bills 0.208%, 8/4/16(SEGSF)			$1,522,000	1,521,986

U.S. Treasury Bills 0.209%, 8/18/16(SEGSF)(SEGCCS)			410,000	409,965

U.S. Treasury Bills 0.231%, 8/11/16(SEG)(SEGSF)(SEGCCS)			45,282,000	45,280,189

U.S. Treasury Bills 0.320%, 10/20/16(SEGSF)(SEGCCS)			10,000,000	9,994,280

Total short-term investments (cost $491,810,913)				$491,810,475

TOTAL INVESTMENTS

Total investments (cost $1,464,646,977)(b)				$1,490,317,231

FORWARD CURRENCY CONTRACTS at 7/31/16 (aggregate face value $236,259,482) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$3,057,776	$2,997,375	$60,401
	British Pound	Sell	9/21/16	1,520,876	1,571,821	50,945
	Canadian Dollar	Buy	10/19/16	756,444	763,107	(6,663)
	Euro	Sell	9/21/16	866,898	799,042	(67,856)
	Hong Kong Dollar	Sell	8/18/16	1,747,824	1,748,356	532
	Japanese Yen	Sell	8/18/16	139,396	155,508	16,112
	Malaysian Ringgit	Buy	8/18/16	1,723,301	1,729,799	(6,498)
	Malaysian Ringgit	Sell	8/18/16	1,723,301	1,727,216	3,915
	Mexican Peso	Buy	10/19/16	1,679,594	1,700,911	(21,317)
	Mexican Peso	Sell	10/19/16	1,687,999	1,697,240	9,241
	New Zealand Dollar	Buy	10/19/16	1,137,644	1,125,395	12,249
	Norwegian Krone	Buy	9/21/16	3,426,458	3,430,149	(3,691)
	Swedish Krona	Buy	9/21/16	3,438,509	3,458,698	(20,189)
	Swedish Krona	Sell	9/21/16	3,369,846	3,497,838	127,992
Barclays Bank PLC
	Australian Dollar	Buy	10/19/16	879,163	855,944	23,219
	British Pound	Buy	9/21/16	1,302,850	1,435,996	(133,146)
	Canadian Dollar	Sell	10/19/16	1,051,957	1,060,903	8,946
	Euro	Buy	9/21/16	12,801,254	12,774,195	27,059
	Japanese Yen	Sell	8/18/16	3,545,499	3,488,505	(56,994)
	New Zealand Dollar	Sell	10/19/16	918,133	908,235	(9,898)
	Norwegian Krone	Buy	9/21/16	579,571	585,730	(6,159)
	Swedish Krona	Sell	9/21/16	6,808,625	6,846,482	37,857
Citibank, N.A.
	Australian Dollar	Buy	10/19/16	3,547,126	3,475,538	71,588
	Canadian Dollar	Sell	10/19/16	2,793,855	2,818,346	24,491
	Euro	Buy	9/21/16	3,483,389	3,445,363	38,026
	Euro	Sell	9/21/16	3,456,949	3,484,819	27,870
	New Zealand Dollar	Buy	10/19/16	5,852,098	5,788,422	63,676
	South African Rand	Buy	10/19/16	1,772,677	1,659,375	113,302
Credit Suisse International
	Australian Dollar	Buy	10/19/16	1,172,318	1,158,418	13,900
	British Pound	Sell	9/21/16	1,711,747	1,748,663	36,916
	Canadian Dollar	Sell	10/19/16	2,392,916	2,413,471	20,555
	Euro	Buy	9/21/16	537,414	537,933	(519)
	Hong Kong Dollar	Sell	8/18/16	1,720,442	1,721,010	568
	Japanese Yen	Sell	8/18/16	932,334	821,154	(111,180)
	New Zealand Dollar	Buy	10/19/16	3,997,984	3,955,049	42,935
	Norwegian Krone	Sell	9/21/16	4,773,607	4,828,424	54,817
	Swedish Krona	Sell	9/21/16	6,518,212	6,614,268	96,056
Deutsche Bank AG
	Australian Dollar	Sell	10/19/16	896,220	878,378	(17,842)
	Euro	Buy	9/21/16	1,754,410	1,728,830	25,580
	Japanese Yen	Sell	8/18/16	119,604	30,087	(89,517)
Goldman Sachs International
	Australian Dollar	Buy	10/19/16	3,374,356	3,336,767	37,589
	British Pound	Sell	9/21/16	5,003,578	5,181,712	178,134
	Canadian Dollar	Buy	10/19/16	1,753,696	1,752,031	1,665
	Euro	Buy	9/21/16	5,186,376	5,170,201	16,175
	Indonesian Rupiah	Buy	8/18/16	1,741,107	1,691,824	49,283
	Japanese Yen	Sell	8/18/16	3,548,165	3,546,440	(1,725)
	Mexican Peso	Buy	10/19/16	1,679,594	1,721,737	(42,143)
	Mexican Peso	Sell	10/19/16	1,697,600	1,699,310	1,710
	New Zealand Dollar	Buy	10/19/16	1,465,256	1,447,624	17,632
	Norwegian Krone	Buy	9/21/16	1,738,690	1,733,370	5,320
	Russian Ruble	Buy	9/21/16	15,148	13,171	1,977
	South African Rand	Buy	10/19/16	125,032	59,269	65,763
	South Korean Won	Buy	8/18/16	1,835,130	1,762,580	72,550
	South Korean Won	Sell	8/18/16	1,835,130	1,735,000	(100,130)
	Swedish Krona	Sell	9/21/16	5,611,301	5,660,592	49,291
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/16	76,492	70,797	5,695
	British Pound	Sell	9/21/16	1,711,747	1,748,696	36,949
	Canadian Dollar	Buy	10/19/16	1,715,847	1,719,027	(3,180)
	Euro	Buy	9/21/16	888,072	856,630	31,442
	Hong Kong Dollar	Sell	8/18/16	1,745,568	1,746,279	711
	New Zealand Dollar	Sell	10/19/16	1,709,309	1,709,729	420
	Polish Zloty	Sell	9/21/16	79,942	92,076	12,134
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	3,298,092	3,254,268	43,824
	British Pound	Sell	9/21/16	6,728,703	6,911,684	182,981
	Canadian Dollar	Buy	10/19/16	4,345,358	4,362,113	(16,755)
	Euro	Buy	9/21/16	3,852,420	3,887,715	(35,295)
	Hong Kong Dollar	Sell	8/18/16	1,742,641	1,743,194	553
	Indonesian Rupiah	Buy	11/16/16	1,722,103	1,704,669	17,434
	Japanese Yen	Sell	8/18/16	1,985,786	1,934,908	(50,878)
	New Zealand Dollar	Buy	10/19/16	4,658,964	4,625,623	33,341
	Norwegian Krone	Buy	9/21/16	2,909,887	2,981,956	(72,069)
	Russian Ruble	Buy	9/21/16	1,643,607	1,685,524	(41,917)
	Swedish Krona	Sell	9/21/16	15,567,964	15,937,264	369,300
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/16	1,005,385	987,375	18,010
	British Pound	Sell	9/21/16	1,677,176	1,686,518	9,342
	Canadian Dollar	Sell	10/19/16	1,009,358	1,046,436	37,078
	Euro	Sell	9/21/16	1,772,223	1,811,604	39,381
	Japanese Yen	Sell	8/18/16	1,733,362	1,725,424	(7,938)
	New Zealand Dollar	Sell	10/19/16	1,243,873	1,247,286	3,413
	Norwegian Krone	Sell	9/21/16	650,656	682,807	32,151
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/19/16	89,607	87,814	(1,793)
	Brazilian Real	Sell	10/3/16	838,459	781,527	(56,932)
	British Pound	Sell	9/21/16	1,542,731	1,655,774	113,043
	Canadian Dollar	Buy	10/19/16	1,868,086	1,920,331	(52,245)
	Japanese Yen	Sell	8/18/16	1,711,398	1,676,574	(34,824)
	Singapore Dollar	Buy	8/18/16	1,771,756	1,752,631	19,125
	Singapore Dollar	Sell	8/18/16	1,771,756	1,750,204	(21,552)
UBS AG
	Australian Dollar	Buy	10/19/16	659,088	645,860	13,228
	British Pound	Sell	9/21/16	863,357	824,489	(38,868)
	Canadian Dollar	Sell	10/19/16	8,338,735	8,409,844	71,109
	Euro	Buy	9/21/16	3,531,226	3,488,106	43,120
	Japanese Yen	Buy	8/18/16	1,803,570	1,766,030	37,540
	Japanese Yen	Sell	8/18/16	1,839,353	1,753,530	(85,823)
	New Zealand Dollar	Buy	10/19/16	1,892,331	1,871,799	20,532
WestPac Banking Corp.
	Australian Dollar	Buy	10/19/16	1,746,802	1,714,744	32,058
	Canadian Dollar	Buy	10/19/16	1,268,478	1,279,355	(10,877)
	Japanese Yen	Sell	8/18/16	242,655	232,669	(9,986)
	New Zealand Dollar	Buy	10/19/16	516,607	510,978	5,629

Total						$1,498,981

FUTURES CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	9	$2,597,506	Sep-16	$(162,563)
Euro-CAC 40 Index (Short)	69	3,424,721	Aug-16	(69,235)
FTSE 100 Index (Short)	21	1,855,563	Sep-16	(70,307)
S&P 500 Index E-Mini (Long)	15	1,626,150	Sep-16	(255)
S&P 500 Index E-Mini (Short)	504	54,638,640	Sep-16	(1,392,313)
S&P Mid Cap 400 Index E-Mini (Long)	305	47,485,450	Sep-16	1,256,369
SPI 200 Index (Long)	2	$209,708	Sep-16	12,836
Tokyo Price Index (Short)	16	2,083,207	Sep-16	26,721
U.S. Treasury Bond 30 yr (Long)	74	12,908,375	Sep-16	848,540
U.S. Treasury Bond Ultra 30 yr (Short)	57	10,860,281	Sep-16	(899,645)
U.S. Treasury Note 2 yr (Long)	98	21,462,000	Sep-16	116,180
U.S. Treasury Note 5 yr (Short)	212	25,867,313	Sep-16	(443,320)
U.S. Treasury Note 10 yr (Long)	308	40,978,438	Sep-16	1,125,512
U.S. Treasury Note 10 yr (Short)	144	19,158,750	Sep-16	(112,412)
U.S. Treasury Note Ultra 10 yr (Short)	14	2,046,844	Sep-16	(74,511)

Total				$161,597

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/16 (premiums $1,048,491) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	$174,000	$1,981
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,792,000	527,553

Total			$529,534

WRITTEN OPTIONS OUTSTANDING at 7/31/16 (premiums $150,665) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/$102.97	$4,000,000	$4,320
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/102.78	4,000,000	3,280
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/102.55	4,000,000	2,320
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/102.36	4,000,000	1,720
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/100.68	2,000,000	2
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/99.97	2,000,000	2
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/100.09	2,000,000	2
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/100.80	2,000,000	2
SPDR S&P 500 ETF Trust (Call)	Aug-16/223.50	295,161	68,257
SPDR S&P 500 ETF Trust (Call)	Aug-16/223.00	126,498	22,505

Total			$102,410

TBA SALE COMMITMENTS OUTSTANDING at 7/31/16 (proceeds receivable $166,930,195) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 4.50%, 8/1/46	$2,000,000	8/11/16	$2,179,531
Federal National Mortgage Association, 4.00%, 8/1/46	1,000,000	8/11/16	1,071,953
Federal National Mortgage Association, 3.50%, 8/1/46	36,000,000	8/11/16	38,022,189
Federal National Mortgage Association, 3.00%, 8/1/46	121,000,000	8/11/16	125,925,075

Total			$167,198,748

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$175,079,400	(E)	$375,132	9/21/18	1.12%	3 month USD-LIBOR-BBA	$(365,104)
		22,726,200	(E)	145,683	9/21/21	1.40%	3 month USD-LIBOR-BBA	(218,277)
		244,440,500	(E)	(2,670,992)	9/21/26	3 month USD-LIBOR-BBA	1.75%	6,230,065
		14,949,100	(E)	163,024	9/21/26	1.75%	3 month USD-LIBOR-BBA	(381,332)
		14,382,000	(E)	(336,274)	9/21/46	3 month USD-LIBOR-BBA	2.17%	1,186,017
		8,127,000		(30)	6/6/18	3 month USD-LIBOR-BBA	1.0355%	27,846
		20,620,000	(E)	(60,293)	9/21/18	3 month USD-LIBOR-BBA	1.05%	(1,773)
		43,277,000	(E)	(329,943)	9/21/21	3 month USD-LIBOR-BBA	1.30%	150,474
		2,752,000	(E)	(47,239)	9/21/26	3 month USD-LIBOR-BBA	1.65%	26,594
		4,182,000		(16,319)	7/15/26	3 month USD-LIBOR-BBA	1.4825%	37,933
		9,400,000		(35)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(28,535)
		9,400,000		(35)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(28,446)
		9,400,000		(35)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(27,600)
		21,172,000		(171)	7/7/21	0.93974%	3 month USD-LIBOR-BBA	107,950
		12,077,500	(E)	(46)	2/27/19	0.80%	3 month USD-LIBOR-BBA	37,769
		11,926,000		(96)	7/8/21	3 month USD-LIBOR-BBA	0.934%	(64,592)
		15,484,100	(E)	(54,193)	9/21/26	1.300%	3 month USD-LIBOR-BBA	49,814
		5,725,000		(76)	7/13/26	1.319%	3 month USD-LIBOR-BBA	15,088
		2,393,000		(32)	7/19/26	3 month USD-LIBOR-BBA	1.397%	11,001
		6,609,000		(88)	7/20/26	1.44191%	3 month USD-LIBOR-BBA	(58,820)
		1,084,000		(14)	7/26/26	1.482%	3 month USD-LIBOR-BBA	(13,549)
	AUD	47,000	(E)	(734)	9/28/26	6 month AUD-BBR-BBSW	2.35%	21
	AUD	450,000	(E)	59	9/28/18	3 month AUD-BBR-BBSW	1.75%	509
	AUD	37,000	(E)	18	9/28/21	2.05%	6 month AUD-BBR-BBSW	(151)
	CAD	41,000	(E)	23	9/21/18	3 month CAD-BA-CDOR	0.90%	9
	CAD	12,030,000	(E)	89,214	9/21/26	1.50%	3 month CAD-BA-CDOR	(89,839)
	CAD	16,523,000	(E)	31,445	9/21/21	1.05%	3 month CAD-BA-CDOR	(16,453)
	CHF	4,042,000	(E)	69,169	9/21/26	6 month CHF-LIBOR-BBA	0.15%	(17,613)
	CHF	10,000	(E)	(7)	9/21/18	0.70%	6 month CHF-LIBOR-BBA	2
	CHF	16,830,000	(E)	116,067	9/21/21	6 month CHF-LIBOR-BBA	0.55%	10,992
	EUR	16,104,000	(E)	31,343	9/21/21	0.05%	6 month EUR-EURIBOR-REUTERS	(143,425)
	EUR	8,956,000	(E)	(56,346)	9/21/26	6 month EUR-EURIBOR-Telerate	0.55%	210,535
	GBP	12,000	(E)	86	9/21/18	0.75%	6 month GBP-LIBOR-BBA	(3)
	GBP	3,964,000	(E)	101,994	9/21/21	1.00%	6 month GBP-LIBOR-BBA	(16,743)
	GBP	3,872,000	(E)	(206,789)	9/21/26	6 month GBP-LIBOR-BBA	1.35%	60,802
	NOK	15,470,000	(E)	(11,302)	9/21/26	6 month NOK-NIBOR-NIBR	1.50%	16,696
	NOK	1,160,000	(E)	(1)	9/21/18	0.80%	6 month NOK-NIBOR-NIBR	365
	NOK	68,748,000	(E)	42,881	9/21/21	1.10%	6 month NOK-NIBOR-NIBR	4,022
	NZD	26,333,000	(E)	210,429	9/21/21	2.50%	3 month NZD-BBR-FRA	(97,373)
	NZD	4,778,000	(E)	108,093	9/21/26	2.90%	3 month NZD-BBR-FRA	(23,294)
	NZD	124,000	(E)	(70)	9/21/18	3 month NZD-BBR-FRA	2.25%	309
	SEK	73,761,000	(E)	(128,946)	9/21/26	3 month SEK-STIBOR-SIDE	1.10%	240,740
	SEK	67,952,000	(E)	(118,330)	9/21/21	3 month SEK-STIBOR-SIDE	0.30%	16,192

	Total			$(2,553,776)	$6,848,823
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	1,668,748	$—	4/18/17	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF8) of common stocks	$1,970,924
units	41,383	—	4/18/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(1,182,764)
Barclays Bank PLC
	$343,989	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	306
	200,946	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	435
	848,399	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	754
	25,953	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	63
	2,012,808	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,788
	2,296,445	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,631
	2,005,906	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,299
	428,446	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	491
	853,766	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,508)
	430,004	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,040
	324,780	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(586)
	3,062,158	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,627)
	2,389,123	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,494)
	12,811,994	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,014)
	13,634,020	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(46,789)
Citibank, N.A.
	661,106	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(104)
	323,220	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(51)
baskets	469,729	—	11/10/16	3 month USD-LIBOR-BBA minus 0.55%	A basket ( CGPUTS48) of common stocks	(1,785,206)
baskets	742	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	223,610
units	31,135	—	10/17/16	3 month USD-LIBOR-BBA minus 0.30%	MSCI Emerging Markets TR Net USD	(55,392)
units	43,989	—	3/17/17	3 month USD-LIBOR-BBA minus 0.14%	MSCI Emerging Markets TR Net USD	(1,110,506)
units	16,137	—	11/23/16	3 month USD-LIBOR-BBA minus 0.05%	Russell 1000 Total Return Index	(379,371)
Credit Suisse International
	$543,226	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(85)
	178,632	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	313
	1,155,906	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,087
	635,778	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,148
	5,393	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	10
	2,623,647	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,203
	1,395,601	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,236
	1,389,179	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,516
	1,757,200	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,084)
Deutsche Bank AG
	621,157	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,410)
baskets	330,508	—	7/3/17	(3 month USD-LIBOR-BBA plus 0.31%)	A basket (DBCT13LP) of common stocks	4,416,457
baskets	330,667	—	7/3/17	3 month USD-LIBOR-BBA minus 0.45%	A basket (DBCT13SP) of common stocks	(2,354,142)
Goldman Sachs International
	$659,195	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,595
	508,585	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,230
	1,613,034	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,495
	895,454	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,166
	717,602	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(113)
	745,980	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,560)
	280,220	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(962)
	621,157	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,410
	625,575	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,355
	1,021,865	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,507)
	47,933	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(164)
	127,804	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(439)
	26,778	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	65
	722,452	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,748
	1,168,807	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,532
	45,795	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	80
	1,385,258	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,219
	1,472,297	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,658)
baskets	1,482,017	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%)	A basket (GSCBPUR1) of common stocks	1,525,460
units	319,197	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	310,987
units	10,339	—	12/12/16	1 month USD-LIBOR-BBA minus 0.17%	MSCI Emerging Markets TR Net USD	(30,304)
units	284,405	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Series 30 Excess Return Strategy	290,756
JPMorgan Chase Bank N.A.
	$232,312	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	408
	1,300,462	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,282
baskets	1,447,685	—	4/25/16	3 month USD-LIBOR-BBA minus 0.44%	A basket (JPCMPTSH) of common stocks	(12,253,753)
UBS AG
units	198,262	—	8/19/16	1 month USD-LIBOR-BBA minus 0.25%	MSCI Emerging Markets TR Net USD	(498,711)

Total		$—	$(10,941,205)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,580	$67,000	5/11/63	300 bp	$1,349
	CMBX NA BBB- Index	BBB-/P	15,001	243,000	5/11/63	300 bp	3,285
	CMBX NA BBB- Index	BBB-/P	17,271	303,000	5/11/63	300 bp	2,661
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	26,163	236,000	5/11/63	300 bp	14,784
	CMBX NA BBB- Index	BBB-/P	6,430	1,144,000	1/17/47	300 bp	(72,639)
	Credit Suisse International
	CMBX NA BB Index	—	(84,345)	601,000	1/17/47	(500 bp)	5,161
	CMBX NA BB Index	—	(57,682)	3,268,000	5/11/63	(500 bp)	280,647
	CMBX NA BBB- Index	BBB-/P	133,327	3,887,000	1/17/47	300 bp	(135,330)
	CMBX NA BBB- Index	BBB-/P	360,296	10,123,000	1/17/47	300 bp	(339,372)
	CMBX NA BBB- Index	BBB-/P	1,498,211	20,055,000	1/17/47	300 bp	112,076
	Goldman Sachs International
	CMBX NA BB Index	—	(216,261)	2,114,000	5/11/63	(500 bp)	3,478
	CMBX NA BB Index	—	(24,666)	163,000	1/17/47	(500 bp)	(346)
	CMBX NA BBB- Index	BBB-/P	1,445	338,000	1/17/47	300 bp	(21,917)
	CMBX NA BBB- Index	BBB-/P	1,205	338,000	1/17/47	300 bp	(22,156)
	CMBX NA BBB- Index	BBB-/P	1,205	338,000	1/17/47	300 bp	(22,156)
	CMBX NA BBB- Index	BBB-/P	1,570	440,000	1/17/47	300 bp	(28,841)
	CMBX NA BBB- Index	BBB-/P	1,577	442,000	1/17/47	300 bp	(28,973)
	CMBX NA BBB- Index	BBB-/P	3,573	459,000	1/17/47	300 bp	(28,151)
	CMBX NA BBB- Index	BBB-/P	4,651	467,000	1/17/47	300 bp	(27,627)
	CMBX NA BBB- Index	BBB-/P	830	768,000	1/17/47	300 bp	(52,252)
	CMBX NA BBB- Index	BBB-/P	3,040	775,000	1/17/47	300 bp	(50,525)
	CMBX NA BBB- Index	BBB-/P	31,577	1,171,000	1/17/47	300 bp	(49,358)
	CMBX NA BBB- Index	BBB-/P	24,994	2,949,000	1/17/47	300 bp	(178,831)
	CMBX NA BBB- Index	BBB-/P	6,998	332,000	1/17/47	300 bp	(15,948)
	CMBX NA BBB- Index	BBB-/P	14,543	337,000	1/17/47	300 bp	(8,749)
	CMBX NA BBB- Index	BBB-/P	13,566	337,000	1/17/47	300 bp	(9,726)
	CMBX NA BBB- Index	BBB-/P	13,566	337,000	1/17/47	300 bp	(9,726)
	CMBX NA BBB- Index	BBB-/P	14,258	343,000	1/17/47	300 bp	(9,449)
	CMBX NA BBB- Index	BBB-/P	94,737	683,000	1/17/47	300 bp	47,531
	CMBX NA BBB- Index	BBB-/P	147,657	1,112,000	1/17/47	300 bp	70,799
	CMBX NA BBB- Index	BBB-/P	13,066	1,697,000	1/17/47	300 bp	(104,225)
	CMBX NA BBB- Index	BBB-/P	17,722	2,301,000	1/17/47	300 bp	(141,316)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(2,776)	516,000	5/11/63	(300 bp)	22,103
	CMBX NA BBB- Index	—	(21,224)	333,000	5/11/63	(300 bp)	(5,170)

	Total		$2,066,105	$(798,909)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 26 Index	—	$1,032,276	$42,526,000	6/20/21	(500 bp)	$(995,505)

	Total		$1,032,276	$(995,505)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,139,888,117.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,465,891,660, resulting in gross unrealized appreciation and depreciation of $50,962,046 and $26,536,475, respectively, or net unrealized appreciation of $24,425,571.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$110,035,724	$165,886,891	$160,153,433	$309,518	$115,769,182
	Putnam Short Term Investment Fund*	223,132,504	180,196,223	174,454,889	703,235	228,873,838
	Totals	$333,168,228	$346,083,114	$334,608,322	$1,012,753	$344,643,020

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $358,929,786 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $452,517 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $15,060,855 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $14,855,384 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$13,984,172	$—	$—
Capital goods	18,380,564	—	—
Communication services	21,747,967	—	—
Consumer cyclicals	33,313,161	—	—
Consumer staples	31,232,109	—	—
Energy	15,812,928	—	—
Financials	56,388,823	—	—
Health care	28,736,350	—	—
Technology	47,590,958	—	—
Transportation	6,874,251	—	—
Utilities and power	12,096,983	—	—
Total common stocks	286,158,266	—	—
Asset-backed securities	—	1,873,000	—
Commodity linked notes	—	59,634,910	—
Corporate bonds and notes	—	65,190,889	—
Foreign government and agency bonds and notes	—	12,208,738	—
Investment companies	60,608,463	—	—
Mortgage-backed securities	—	104,582,216	—
Purchased options outstanding	—	2,642,138	—
Purchased swap options outstanding	—	621	—
Senior loans	—	66,816,483	—
U.S. government and agency mortgage obligations	—	326,761,622	—
U.S. treasury obligations	—	102,530	—
Warrants	—	11,926,880	—
Short-term investments	345,883,020	145,927,455	—

Totals by level	$692,649,749	$797,667,482	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,498,981	$—
Futures contracts	161,597	—	—
Written options outstanding	—	(102,410)	—
Written swap options outstanding	—	(529,534)	—
TBA sale commitments	—	(167,198,748)	—
Interest rate swap contracts	—	9,402,599	—
Total return swap contracts	—	(10,941,205)	—
Credit default contracts	—	(4,892,795)	—

Totals by level	$161,597	$(172,763,112)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 10/31/15	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of 7/31/16
Asset-backed securities	$4,811,000	—	—	—	—	(4,811,000)	—	—	$—
Mortgage-backed securities	$9,382,700	(828,343)	2,880	330,233	—	(229,062)	—	(8,658,408)	$—
Totals	$14,193,700	$(828,343)	$2,880	$330,233	$—	$(5,040,062)	$—	$(8,658,408)	$—

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$712,827	$5,605,622
Foreign exchange contracts	2,735,380	1,236,399
Equity contracts	24,589,054	21,435,584
Interest rate contracts	14,610,865	5,203,649

Total	$42,648,126	$33,481,254

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,000,000
Purchased TBA commitment option contracts (contract amount)		$11,500,000
Purchased swap option contracts (contract amount)		$100,200,000
Written equity option contracts (contract amount)		$610,000
Written TBA commitment option contracts (contract amount)		$23,000,000
Written swap option contracts (contract amount)		$101,300,000
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$305,900,000
Centrally cleared interest rate swap contracts (notional)		$1,257,400,000
OTC total return swap contracts (notional)		$1,393,700,000
OTC credit default contracts (notional)		$88,100,000
Centrally cleared credit default contracts (notional)		$74,500,000
Warrants (number of warrants)		3,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$4,154,401	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,154,401
	OTC Total return swap contracts*#	1,970,924	9,807	—	223,610	—	12,513	4,416,457	2,145,098	—	2,690	—	—	—	—	—	—	8,781,099
	OTC Credit default contracts*#	—	—	—	—	—	427,835	—	244,059	—	—	40,933	—	—	—	—	—	712,827
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	272,088	—	—	—	—	272,088
	Forward currency contracts#	281,387	97,081	—	338,953	—	265,747	25,580	497,089	87,351	647,433	—	—	139,375	132,168	185,529	37,687	2,735,380
	Purchased swap options#	—	—	—	—	—	621	—	—	—	—	—	—	—	—	—	—	621
	Purchased options#	—	—	—	1,830,880	—	—	—	—	—	811,258	—	—	—	—	—	—	2,642,138
	Repurchase agreements	—	—	—	—	26,005,000	—	—	—	—	—	—	—	—	—	—	—	26,005,000

	Total Assets	$2,252,311	$106,888	$4,154,401	$2,393,443	$26,005,000	$706,716	$4,442,037	$2,886,246	$87,351	$1,461,381	$40,933	$272,088	$139,375	$132,168	$185,529	$37,687	$45,303,554

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	2,993,778	—	—	—	—		—	—	—	—	—	—	—	—	2,993,778
	OTC Total return swap contracts*#	1,182,764	57,018	—	3,330,630	—	3,169	2,355,552	40,707	—	12,253,753	—	—	—	—	498,711	—	19,722,304
	OTC Credit default contracts*#	29,557	90,448	—	—	—	2,354,460	—	1,103,376	—	—	—	—	—	—	—	—	3,577,841
	Centrally cleared credit default contracts§	—	—	160,442	—	—	—	—	—	—	—	—	—	—	—	—	—	160,442
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	234,641	—	—	—	—	234,641
	Forward currency contracts#	126,214	206,197	—	—	—	111,699	107,359	143,998	3,180	216,914	—	—	7,938	167,346	124,691	20,863	1,236,399
	Written swap options#	—	—	—	—	—	1,981	—	—	—	527,553	—	—	—	—	—	—	529,534
	Written options#	—	—	—	90,762	—	—	—	—	—	11,648	—	—	—	—	—	—	102,410
	Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	Total Liabilities	$1,338,535	$353,663	$3,154,220	$3,421,392	$—	$2,471,309	$2,462,911	$1,288,081	$3,180	$13,009,868	$—	$234,641	$7,938	$167,346	$623,402	$20,863	$28,557,349

	Total Financial and Derivative Net Assets	$913,776	$(246,775)	$1,000,181	$(1,027,949)	$26,005,000	$(1,764,593)	$1,979,126	$1,598,165	$84,171	$(11,548,487)	$40,933	$37,447	$131,437	$(35,178)	$(437,873)	$16,824	$16,746,205
	Total collateral received (pledged)##†	$913,776	$(246,775)	$—	$(1,027,949)	$26,005,000	$(1,699,654)	$1,210,000	$189,458	$84,171	$(10,938,485)	$30,000	$—	$131,437	$—	$(437,873)	$—
	Net amount	$—	$—	$1,000,181	$—	$—	$(64,939)	$769,126	$1,408,707	$—	$(610,002)	$10,933	$37,447	$—	$(35,178)	$—	$16,824

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016